Other comprehensive income (loss) - Changes in AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 45,944	[1],[2]	$ 41,585	[1],[3]	$ 40,739	[3]
Change in accumulated other comprehensive income (loss)	(1,228)		1,658		623
Ending balance	43,230	[2]	45,944	[1],[2]	41,585	[1],[3]
Cumulative Effect, Period Of Adoption, Adjustment
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance			40		0
Ending balance					40
Cumulative Effect, Period of Adoption, Adjusted Balance
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance			41,625		40,739
Ending balance					41,625
Foreign currency translation
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(1,146)		(1,652)		(1,915)
Change in accumulated other comprehensive income (loss)	(378)		506		148
Ending balance	(1,524)		(1,146)		(1,652)
Foreign currency translation | Cumulative Effect, Period Of Adoption, Adjustment
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance			0		115
Ending balance					0
Foreign currency translation | Cumulative Effect, Period of Adoption, Adjusted Balance
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance			(1,652)		(1,800)
Ending balance					(1,652)
Accumulated defined benefits adjustment | Pension Benefits
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(1,299)		(1,275)		(1,005)
Change in accumulated other comprehensive income (loss)	283		(24)		(57)
Ending balance	(1,016)		(1,299)		(1,275)
Accumulated defined benefits adjustment | Pension Benefits | Cumulative Effect, Period Of Adoption, Adjustment
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance			0		(213)
Ending balance					0
Accumulated defined benefits adjustment | Pension Benefits | Cumulative Effect, Period of Adoption, Adjusted Balance
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance			(1,275)		(1,218)
Ending balance					(1,275)
Accumulated defined benefits adjustment | Other post-retirement benefits
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(55)		(49)		(52)
Change in accumulated other comprehensive income (loss)	24		(6)		3
Ending balance	(31)		(55)		(49)
Accumulated defined benefits adjustment | Other post-retirement benefits | Cumulative Effect, Period Of Adoption, Adjustment
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance			0		0
Ending balance					0
Accumulated defined benefits adjustment | Other post-retirement benefits | Cumulative Effect, Period of Adoption, Adjusted Balance
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance			(49)		(52)
Ending balance					(49)
Unrealized gain (loss) on assets available-for-sale
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	1,508		336		(196)
Change in accumulated other comprehensive income (loss)	(1,151)		1,177		526
Ending balance	357		1,508		336
Unrealized gain (loss) on assets available-for-sale | Cumulative Effect, Period Of Adoption, Adjustment
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance			(5)		6
Ending balance					(5)
Unrealized gain (loss) on assets available-for-sale | Cumulative Effect, Period of Adoption, Adjusted Balance
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance			331		(190)
Ending balance					331
Unrealized gain (loss) on cash flow hedges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	7		2		(3)
Change in accumulated other comprehensive income (loss)	(6)		5		3
Ending balance	1		7		2
Unrealized gain (loss) on cash flow hedges | Cumulative Effect, Period Of Adoption, Adjustment
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance			0		2
Ending balance					0
Unrealized gain (loss) on cash flow hedges | Cumulative Effect, Period of Adoption, Adjusted Balance
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance			2		(1)
Ending balance					2
Total accumulated other comprehensive income (loss), net of tax
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(985)		(2,638)		(3,171)
Ending balance	$ (2,213)		(985)		(2,638)
Total accumulated other comprehensive income (loss), net of tax | Cumulative Effect, Period Of Adoption, Adjustment
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance			(5)		(90)
Ending balance					(5)
Total accumulated other comprehensive income (loss), net of tax | Cumulative Effect, Period of Adoption, Adjusted Balance
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance			$ (2,643)		(3,261)
Ending balance					$ (2,643)

[1]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $37,941 million at Dec. 31, 2019 and $41,260 million at Dec. 31, 2020.
[2]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $41,260 million at Dec. 31, 2020 and $38,196 million at Dec. 31, 2021.
[3]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $37,096 million at Dec. 31, 2018 and $37,941 million at Dec. 31, 2019.